UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-05446

Intermediate Bond Fund of America
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: May 31, 2010

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

Intermediate Bond Fund of America®
Investment portfolio

May 31, 2010
  unaudited

Bonds & notes — 95.24%	Principal amount (000)	Value (000)

U.S. TREASURY BONDS & NOTES — 43.32%
U.S. Treasury 1.00% 2011	$825	$830
U.S. Treasury 2.375% 20111	2,686	2,736
U.S. Treasury 4.50% 2011	24,500	25,927
U.S. Treasury 4.875% 2011	253,750	264,961
U.S. Treasury 5.125% 2011	15,000	15,756
U.S. Treasury 0.875% 2012	8,260	8,285
U.S. Treasury 1.375% 2012	6,200	6,253
U.S. Treasury 3.00% 20121	10,892	11,582
U.S. Treasury 4.25% 2012	78,500	84,645
U.S. Treasury 4.50% 2012	125,000	133,794
U.S. Treasury 4.625% 2012	20,000	21,652
U.S. Treasury 4.625% 2012	15,025	16,062
U.S. Treasury 4.75% 2012	30,000	32,378
U.S. Treasury 4.875% 2012	95,000	101,843
U.S. Treasury 1.875% 20131	40,579	42,769
U.S. Treasury 2.75% 2013	25,000	26,098
U.S. Treasury 2.75% 2013	1,675	1,744
U.S. Treasury 3.125% 2013	234,000	246,751
U.S. Treasury 3.125% 2013	25,000	26,349
U.S. Treasury 3.375% 2013	256,750	272,928
U.S. Treasury 3.375% 2013	39,750	42,273
U.S. Treasury 3.50% 2013	10,975	11,714
U.S. Treasury 3.625% 2013	62,225	66,607
U.S. Treasury 3.875% 2013	30,000	32,255
U.S. Treasury 4.25% 2013	121,680	132,783
U.S. Treasury 1.75% 2014	48,640	48,739
U.S. Treasury 1.75% 2014	25,000	25,106
U.S. Treasury 1.875% 2014	47,450	47,810
U.S. Treasury 2.00% 20141	47,460	50,360
U.S. Treasury 2.25% 2014	206,000	209,926
U.S. Treasury 2.625% 2014	197,000	203,280
U.S. Treasury 4.00% 2014	149,500	162,394
U.S. Treasury 1.625% 20151	26,293	27,588
U.S. Treasury 2.25% 2015	156,610	158,292
U.S. Treasury 2.375% 2015	17,000	17,278
U.S. Treasury 2.50% 2015	78,000	79,584
U.S. Treasury 4.125% 2015	50,000	54,789
U.S. Treasury 4.25% 2015	50,000	55,094
U.S. Treasury 2.375% 2016	57,300	56,971
U.S. Treasury 3.25% 2016	40,000	41,308
U.S. Treasury 3.25% 2016	13,800	14,337
U.S. Treasury 3.25% 2016	7,165	7,460
U.S. Treasury 5.125% 2016	94,350	108,410
U.S. Treasury 7.50% 2016	25,000	32,263
U.S. Treasury 3.125% 2017	35,000	35,856
U.S. Treasury 4.625% 2017	41,500	46,551
U.S. Treasury 8.75% 2017	25,000	34,619
U.S. Treasury 8.875% 2017	1,510	2,113
U.S. Treasury 3.50% 2018	372,650	388,022
U.S. Treasury 3.75% 2018	40,000	41,902
U.S. Treasury 4.00% 2018	60,000	64,207
U.S. Treasury 2.75% 2019	3,100	3,000
U.S. Treasury 3.375% 2019	25,000	25,158
U.S. Treasury 3.625% 2019	93,000	95,554
U.S. Treasury 3.625% 2020	15,000	15,387
U.S. Treasury 8.00% 2021	20,000	28,310
U.S. Treasury 4.50% 2039	10,000	10,465
		3,821,108

CORPORATE BONDS & NOTES — 20.46%
Financials — 6.48%
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 4.375% 20102	18,010	18,267
Westfield Group 5.40% 20122	7,500	7,956
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 20142	5,000	5,271
Westfield Group 7.50% 20142	750	852
Westfield Group 5.75% 20152	5,000	5,376
Westfield Group 5.70% 20162	1,250	1,337
Westfield Group 7.125% 20182	1,000	1,111
Kimco Realty Corp. 6.00% 2012	1,250	1,357
Pan Pacific Retail Properties, Inc. 6.125% 2013	1,285	1,373
Kimco Realty Corp., Series C, 4.82% 2014	795	827
Kimco Realty Corp., Series C, 4.904% 2015	8,915	9,187
Kimco Realty Corp., Series C, 5.783% 2016	9,500	10,136
Kimco Realty Corp. 5.70% 2017	5,500	5,786
Kimco Realty Corp. 6.875% 2019	2,000	2,224
New York Life Global Funding 4.625% 20102	5,000	5,027
New York Life Global Funding 5.25% 20122	14,000	15,166
New York Life Global Funding 4.65% 20132	9,000	9,616
Simon Property Group, LP 6.75% 2014	5,655	6,302
Simon Property Group, LP 4.20% 2015	9,430	9,668
Simon Property Group, LP 6.10% 2016	7,000	7,684
Simon Property Group, LP 5.875% 2017	2,500	2,672
Simon Property Group, LP 10.35% 2019	750	975
Scotland International Finance No. 2 BV 4.25% 20132	1,195	1,153
Lloyds TSB Bank PLC 4.375% 20152	11,600	11,097
HBOS PLC 6.75% 20182	6,265	5,923
Lloyds TSB Bank PLC 5.80% 20202	8,745	8,230
ProLogis 7.625% 2014	10,750	11,483
ProLogis 5.625% 2016	12,260	11,824
ProLogis 6.625% 2018	3,110	3,009
Countrywide Financial Corp., Series B, 5.80% 2012	12,750	13,447
Bank of America Corp. 4.50% 2015	5,000	4,975
Bank of America Corp. 5.75% 2017	5,070	5,142
JPMorgan Chase & Co. 5.60% 2011	3,000	3,116
JPMorgan Chase & Co. 4.75% 2013	6,000	6,376
JPMorgan Chase & Co. 4.891% 20153	10,000	9,977
JPMorgan Chase Bank NA 5.875% 2016	3,250	3,410
Monumental Global Funding 5.50% 20132	4,500	4,762
Monumental Global Funding III 0.503% 20142,3	9,140	8,720
Monumental Global Funding III 5.25% 20142	8,500	9,170
UBS AG 3.875% 2015	7,500	7,473
UBS AG 5.875% 2017	14,000	14,432
UniCredito Italiano SpA 5.584% 20172,3	16,550	15,715
UniCredito Italiano SpA 6.00% 20172	3,300	3,230
Jackson National Life Global 5.375% 20132	17,565	18,821
Metropolitan Life Global Funding I, 5.125% 20132	15,250	16,459
Wells Fargo & Co. 3.625% 2015	10,000	10,131
Wells Fargo & Co. 5.625% 2017	5,750	6,153
Nordea Bank, Series 2, 3.70% 20142	15,000	15,097
Bank of New York Mellon Corp., Series G, 4.95% 2012	13,500	14,578
Standard Chartered PLC 3.85% 20152	10,000	9,772
Standard Chartered Bank 6.40% 20172	4,020	4,216
Barclays Bank PLC 5.45% 2012	4,000	4,230
Barclays Bank PLC 5.20% 2014	4,500	4,660
Barclays Bank PLC 6.05% 20172	4,940	4,831
Northern Trust Corp. 5.50% 2013	6,500	7,225
Northern Trust Corp. 4.625% 2014	2,825	3,042
Northern Trust Corp. 5.85% 20172	2,750	3,049
American Honda Finance Corp. 5.125% 20102	13,000	13,280
Goldman Sachs Group, Inc. 3.625% 2012	2,125	2,137
Goldman Sachs Group, Inc. 6.15% 2018	8,560	8,758
Goldman Sachs Group, Inc. 5.375% 2020	1,475	1,426
TIAA Global Markets 4.95% 20132	10,000	10,872
Allstate Life Global Funding Trust, Series 2008-4, 5.375% 2013	9,500	10,369
American Express Credit Corp., Series B, 5.00% 2010	7,000	7,104
American Express Co. 6.15% 2017	2,900	3,148
Morgan Stanley 6.00% 2014	2,365	2,454
Morgan Stanley 4.10% 2015	4,000	3,839
Morgan Stanley, Series F, 6.00% 2015	3,635	3,752
Berkshire Hathaway Finance Corp. 4.60% 2013	4,375	4,705
Berkshire Hathaway Finance Corp. 5.00% 2013	4,500	4,882
Korea Development Bank 5.30% 2013	2,500	2,618
Korea Development Bank 8.00% 2014	5,350	6,024
Abbey National Treasury Services PLC 3.875% 20142	8,200	8,080
Crédit Agricole CIB 0.848% 20123	7,500	7,457
Royal Bank of Scotland Group PLC 5.05% 2015	7,000	6,617
ERP Operating LP 6.625% 2012	2,000	2,162
ERP Operating LP 5.25% 2014	4,000	4,263
HSBC Finance Corp. 0.553% 20143	2,250	2,147
HSBC Finance Corp. 0.682% 20163	4,400	3,969
PRICOA Global Funding I 5.30% 20132	5,000	5,436
Citigroup Inc. 6.01% 2015	4,750	4,947
Boston Properties LP 6.25% 2013	4,030	4,402
Société Générale 5.75% 20162	4,200	4,371
Principal Life Insurance Co. 5.30% 2013	4,000	4,306
PNC Funding Corp. 5.125% 2010	4,000	4,084
Credit Suisse Group AG 5.50% 2014	3,000	3,240
US Bank NA 4.95% 2014	2,550	2,762
Hartford Financial Services Group, Inc. 5.25% 2011	1,800	1,852
Liberty Mutual Group Inc. 5.75% 20142	1,500	1,549
Nationwide Mutual Insurance Co. 5.81% 20242,3	1,630	1,419
Development Bank of Singapore Ltd. 7.125% 20112	200	210
		571,739

Utilities — 2.28%
Iberdrola Finance Ireland 3.80% 20142	20,000	20,006
Scottish Power PLC 5.375% 2015	4,000	4,186
Iberdrola Finance Ireland 5.00% 20192	5,000	4,810
Niagara Mohawk Power 3.553% 20142	11,170	11,318
National Grid PLC 6.30% 2016	10,990	12,395
Pacific Gas and Electric Co. 6.25% 2013	12,250	13,903
PG&E Corp. 5.75% 2014	5,000	5,524
Progress Energy, Inc. 6.05% 2014	16,500	18,386
National Rural Utilities Cooperative Finance Corp. 5.50% 2013	12,000	13,241
National Rural Utilities Cooperative Finance Corp. 3.875% 2015	500	520
National Rural Utilities Cooperative Finance Corp. 5.45% 2018	2,500	2,720
Enel Finance International SA 3.875% 20142	15,550	15,448
E.ON International Finance BV 5.80% 20182	13,000	14,453
Electricité de France SA 5.50% 20142	10,000	11,079
MidAmerican Energy Holdings Co. 5.75% 2018	8,600	9,374
PSEG Power LLC, Series B, 5.125% 2012	8,343	8,992
Veolia Environnement 5.25% 2013	8,350	8,971
Ohio Power Co., Series J, 5.30% 2010	8,000	8,144
Teco Finance Inc. 4.00% 2016	6,000	6,064
Consumers Energy Co., First Mortgage Bonds, 5.15% 2017	500	533
Consumers Energy Co., First Mortgage Bonds, 6.125% 2019	3,100	3,463
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series Q, 5.45% 2013	2,850	3,076
Public Service Co. of Colorado 5.80% 2018	2,250	2,533
CenterPoint Energy Houston Electric, LLC, General Mortgage Bonds, Series U, 7.00% 2014	1,500	1,714
		200,853

Health care — 2.13%
Novartis Capital Corp. 1.90% 2013	5,000	5,047
Novartis Capital Corp. 4.125% 2014	17,500	18,717
Novartis Capital Corp. 2.90% 2015	10,000	10,206
Novartis Securities Investment Ltd. 5.125% 2019	5,000	5,502
Roche Holdings Inc. 5.00% 20142	29,500	32,390
Roche Holdings Inc. 6.00% 20192	5,000	5,667
GlaxoSmithKline Capital Inc. 4.85% 2013	12,500	13,663
GlaxoSmithKline Capital Inc. 5.65% 2018	10,000	11,153
Pfizer Inc. 5.35% 2015	10,000	11,207
Pfizer Inc. 6.20% 2019	5,000	5,818
Merck & Co., Inc. 1.875% 2011	7,555	7,612
Schering-Plough Corp. 6.00% 2017	7,945	9,141
Eli Lilly and Co. 3.55% 2012	12,750	13,339
Abbott Laboratories 2.70% 2015	6,500	6,532
Abbott Laboratories 5.875% 2016	3,225	3,712
WellPoint, Inc. 6.00% 2014	4,400	4,888
WellPoint, Inc. 5.25% 2016	3,000	3,202
AstraZeneca PLC 5.40% 2012	7,000	7,644
UnitedHealth Group Inc. 6.00% 2017	4,750	5,148
Express Scripts Inc. 5.25% 2012	3,160	3,383
Express Scripts Inc. 6.25% 2014	1,010	1,134
Hospira, Inc. 5.55% 2012	2,500	2,671
		187,776

Telecommunication services — 2.09%
SBC Communications Inc. 6.25% 2011	34,250	35,604
AT&T Inc. 4.95% 2013	8,250	8,886
Verizon Communications Inc. 3.75% 2011	17,500	17,934
Verizon Communications Inc. 5.25% 2013	7,200	7,856
Verizon Communications Inc. 7.375% 2013	5,000	5,834
Verizon Communications Inc. 5.55% 2014	11,170	12,358
France Télécom 7.75% 20113	12,500	13,110
France Télécom 4.375% 2014	11,995	12,797
Telecom Italia Capital SA 4.95% 2014	7,225	7,172
Telecom Italia Capital SA 6.175% 2014	9,000	9,319
Telecom Italia Capital SA 5.25% 2015	7,000	7,002
Vodafone Group PLC 5.00% 2015	5,000	5,336
Vodafone Group PLC 5.375% 2015	12,000	12,937
Deutsche Telekom International Finance BV 8.50% 20103	5,000	5,011
Deutsche Telekom International Finance BV 4.875% 2014	5,000	5,311
Telefónica Emisiones, SAU 3.729% 2015	5,000	4,931
Telefónica Emisiones, SAU 4.949% 2015	5,000	5,189
Singapore Telecommunications Ltd. 6.375% 20112	7,000	7,480
		184,067

Consumer staples — 2.01%
Anheuser-Busch InBev NV 7.20% 20142	10,000	11,409
Anheuser-Busch InBev NV 3.625% 20152	7,000	7,068
Anheuser-Busch InBev NV 4.125% 2015	7,500	7,748
Wal-Mart Stores, Inc. 4.75% 2010	7,500	7,564
Wal-Mart Stores, Inc. 4.25% 2013	2,000	2,141
Wal-Mart Stores, Inc. 2.875% 2015	7,000	7,092
Wal-Mart Stores, Inc. 5.375% 2017	260	293
Wal-Mart Stores, Inc. 5.80% 2018	740	852
Kroger Co. 7.50% 2014	6,030	6,990
Kroger Co. 3.90% 2015	5,250	5,442
Kroger Co. 6.40% 2017	2,500	2,859
Diageo Capital PLC 7.375% 2014	926	1,078
Diageo Capital PLC 5.75% 2017	11,845	13,228
Kraft Foods Inc. 2.625% 2013	13,660	13,859
Costco Wholesale Corp. 5.30% 2012	10,700	11,482
Walgreen Co. 4.875% 2013	10,500	11,449
Coca-Cola Co. 3.625% 2014	10,000	10,585
CVS Caremark Corp. 6.036% 20284	2,517	2,554
CVS Caremark Corp. 6.943% 20304	5,813	6,308
Unilever Capital Corp. 3.65% 2014	7,500	7,925
Procter & Gamble Co. 3.50% 2015	7,500	7,824
British American Tobacco International Finance PLC 9.50% 20182	5,910	7,687
Tesco PLC 5.50% 20172	6,840	7,459
PepsiCo, Inc. 3.10% 2015	6,000	6,170
Kimberly-Clark Corp. 7.50% 2018	4,500	5,639
Altria Group, Inc. 8.50% 2013	4,000	4,667
		177,372

Industrials — 1.99%
Canadian National Railway Co. 4.95% 2014	17,850	19,265
Canadian National Railway Co. 5.85% 2017	7,000	7,905
Union Pacific Corp. 5.125% 2014	6,125	6,655
Union Pacific Corp. 5.75% 2017	1,515	1,673
Union Pacific Corp. 5.70% 2018	7,465	8,183
Burlington Northern Santa Fe Corp. 7.00% 2014	13,480	15,561
BAE Systems 2001 Asset Trust, Series 2001, Class B, 7.156% 20112,4	7,778	8,106
BAE Systems 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 20132,4	1,375	1,465
BAE Systems Holdings Inc. 4.95% 20142	4,500	4,829
Raytheon Co. 5.375% 2013	5,000	5,512
Raytheon Co. 4.40% 2020	7,625	7,864
Honeywell International Inc. 3.875% 2014	10,100	10,752
Northrop Grumman Corp. 3.70% 2014	9,500	9,879
Continental Airlines, Inc., Series 2006-1, Class G, FGIC insured, 0.602% 20153,4	9,487	8,118
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 20224	1,893	1,723
John Deere Capital Corp., Series D, 4.50% 2013	4,000	4,308
John Deere Capital Corp., Series D, 4.90% 2013	5,000	5,449
United Technologies Corp. 4.50% 2020	8,215	8,597
Norfolk Southern Corp. 5.75% 2016	7,190	8,063
Caterpillar Financial Services Corp., Series F, 4.85% 2012	1,000	1,079
Caterpillar Financial Services Corp., Series F, 4.25% 2013	4,000	4,255
Lockheed Martin Corp. 4.121% 2013	5,000	5,331
General Electric Co. 5.00% 2013	2,000	2,142
General Electric Capital Corp., Series A, 5.625% 2017	3,000	3,178
Koninklijke Philips Electronics NV 4.625% 2013	4,300	4,625
Volvo Treasury AB 5.95% 20152	4,300	4,465
Atlas Copco AB 5.60% 20172	4,000	4,278
CSX Corp. 5.75% 2013	1,635	1,782
		175,042

Energy — 1.76%
Shell International Finance BV 1.30% 2011	7,500	7,536
Shell International Finance BV 1.875% 2013	17,000	17,064
Shell International Finance BV 4.00% 2014	25,000	26,555
BP Capital Markets PLC 3.125% 2012	18,500	18,786
BP Capital Markets PLC 3.625% 20142	5,000	5,055
BP Capital Markets PLC 3.875% 2015	5,000	5,068
Chevron Corp. 3.95% 2014	18,000	19,110
Rockies Express Pipeline LLC 6.25% 20132	11,300	12,206
Kinder Morgan Energy Partners LP 5.00% 2013	5,000	5,312
Kinder Morgan Energy Partners LP 5.125% 2014	5,000	5,270
StatoilHydro ASA 2.90% 2014	3,110	3,175
StatoilHydro ASA 3.875% 2014	4,750	5,009
Husky Energy Inc. 5.90% 2014	6,000	6,603
TransCanada PipeLines Ltd. 6.50% 2018	5,000	5,651
Enbridge Energy Partners, LP, Series B, 6.50% 2018	4,600	5,159
Sunoco, Inc. 5.75% 2017	3,000	3,080
Enbridge Inc. 5.60% 2017	2,500	2,732
Qatar Petroleum 5.579% 20112,4	1,667	1,690
Petroleum Export Ltd., Class A-1, MBIA insured, 4.623% 20102,4	472	472
		155,533

Consumer discretionary — 1.13%
Time Warner Cable Inc. 6.20% 2013	12,000	13,338
Time Warner Cable Inc. 7.50% 2014	5,430	6,260
Time Warner Cable Inc. 8.25% 2014	1,000	1,172
Comcast Corp. 5.30% 2014	2,000	2,184
Comcast Corp. 5.85% 2015	3,000	3,355
Comcast Corp. 6.30% 2017	9,000	10,029
Lowe’s Companies, Inc. 8.25% 2010	5,000	5,000
Lowe’s Companies, Inc. 4.625% 2020	8,500	8,856
News America Inc. 6.90% 2019	10,250	11,976
Walt Disney Co. 4.70% 2012	5,000	5,410
McDonald’s Corp., Series I, 4.30% 2013	5,000	5,348
Nordstrom, Inc. 6.75% 2014	4,180	4,801
Target Corp. 6.00% 2018	4,055	4,684
Thomson Reuters Corp. 5.95% 2013	4,130	4,585
Kohl’s Corp. 7.375% 2011	4,175	4,489
DaimlerChrysler North America Holding Corp., Series E, 5.75% 2011	3,050	3,182
DaimlerChrysler North America Holding Corp. 5.875% 2011	950	979
Home Depot, Inc. 5.20% 2011	3,000	3,086
Staples, Inc. 9.75% 2014	1,000	1,226
		99,960

Information technology — 0.52%
Cisco Systems, Inc. 5.25% 2011	5,750	5,928
Cisco Systems, Inc. 2.90% 2014	5,500	5,640
International Business Machines Corp. 0.904% 20113	5,000	5,033
International Business Machines Corp. 5.70% 2017	5,000	5,705
National Semiconductor Corp. 6.15% 2012	6,500	6,963
National Semiconductor Corp. 6.60% 2017	2,500	2,774
Oracle Corp. 4.95% 2013	7,500	8,185
Hewlett-Packard Co. 5.50% 2018	5,000	5,637
		45,865

Materials — 0.07%
BHP Billiton Finance (USA) Ltd. 5.50% 2014	5,865	6,526

Total corporate bonds & notes		1,804,733

MORTGAGE-BACKED OBLIBATIONS — 17.89%
Federal agency mortgage-backed obligations4 — 14.54%
Fannie Mae 7.00% 2015	645	692
Fannie Mae 7.00% 2016	504	543
Fannie Mae 11.50% 2019	215	238
Fannie Mae 5.50% 2021	699	753
Fannie Mae 5.50% 2022	5,688	6,117
Fannie Mae 4.50% 2023	36,197	37,992
Fannie Mae 5.00% 2023	6,746	7,175
Fannie Mae 5.00% 2023	5,584	5,939
Fannie Mae 5.00% 2023	4,791	5,096
Fannie Mae 5.00% 2023	4,582	4,873
Fannie Mae 5.00% 2023	4,269	4,540
Fannie Mae 4.00% 2024	36,611	37,654
Fannie Mae 4.00% 2024	22,444	23,100
Fannie Mae 4.50% 2024	38,252	40,072
Fannie Mae 4.50% 2024	20,664	21,669
Fannie Mae 4.50% 2024	20,396	21,389
Fannie Mae 4.50% 2024	18,156	19,039
Fannie Mae 4.50% 2024	10,415	10,922
Fannie Mae 4.50% 2024	2,393	2,510
Fannie Mae 4.50% 2024	2,175	2,280
Fannie Mae 6.00% 2024	2,494	2,710
Fannie Mae 4.00% 2025	44,705	45,937
Fannie Mae 4.50% 2025	74,999	78,612
Fannie Mae 4.50% 2025	4,435	4,649
Fannie Mae 6.00% 2026	1,702	1,849
Fannie Mae 9.088% 20263	504	555
Fannie Mae 6.00% 2028	4,829	5,219
Fannie Mae 6.00% 2028	2,284	2,468
Fannie Mae 6.00% 2028	1,702	1,849
Fannie Mae 6.50% 2034	4,994	5,489
Fannie Mae 6.50% 2035	3,949	4,358
Fannie Mae 6.00% 2036	1,574	1,702
Fannie Mae 5.243% 20373	2,051	2,175
Fannie Mae 5.552% 20373	4,058	4,221
Fannie Mae 6.00% 2037	12,508	13,610
Fannie Mae 6.00% 2037	2,739	2,957
Fannie Mae 6.50% 2037	10,000	10,897
Fannie Mae 7.00% 2037	1,814	1,964
Fannie Mae 7.50% 2037	381	419
Fannie Mae 4.449% 20383	5,019	5,222
Fannie Mae 5.442% 20383	3,349	3,532
Fannie Mae 5.50% 2038	19,983	21,312
Fannie Mae 5.546% 20383	2,005	2,119
Fannie Mae 6.00% 2038	31,491	33,948
Fannie Mae 6.00% 2038	17,364	18,744
Fannie Mae 6.00% 2038	17,086	18,443
Fannie Mae 6.00% 2038	5,022	5,421
Fannie Mae 6.00% 2038	3,655	3,946
Fannie Mae 3.609% 20393	9,432	9,713
Fannie Mae 3.612% 20393	4,015	4,142
Fannie Mae 3.621% 20393	22,302	22,988
Fannie Mae 3.637% 20393	4,564	4,703
Fannie Mae 3.651% 20393	1,622	1,673
Fannie Mae 3.746% 20393	4,173	4,319
Fannie Mae 3.783% 20393	7,912	8,150
Fannie Mae 3.808% 20393	2,860	2,965
Fannie Mae 3.832% 20393	3,629	3,764
Fannie Mae 3.88% 20393	906	940
Fannie Mae 3.896% 20393	4,545	4,695
Fannie Mae 3.908% 20393	3,598	3,736
Fannie Mae 3.947% 20393	9,440	9,811
Fannie Mae 5.126% 20393	3,554	3,756
Fannie Mae 6.00% 2039	3,176	3,426
Fannie Mae 6.50% 2039	2,698	2,935
Fannie Mae 3.621% 20403	1,638	1,690
Fannie Mae 5.00% 2040	50,000	52,344
Fannie Mae 5.00% 2040	12,000	12,574
Fannie Mae 5.00% 2040	10,000	10,478
Fannie Mae 5.00% 2040	8,000	8,382
Fannie Mae 5.50% 2040	45,000	48,009
Fannie Mae 6.00% 2040	15,000	16,178
Fannie Mae 6.50% 2047	8,745	9,388
Fannie Mae 7.00% 2047	366	396
Fannie Mae 7.00% 2047	74	80
Fannie Mae, Series 2001-4, Class GA, 9.954% 20253	496	573
Fannie Mae, Series 2001-4, Class NA, 11.804% 20253	943	1,068
Fannie Mae, Series 2002-W7, Class A-5, 7.50% 2029	1,056	1,201
Fannie Mae, Series 2001-20, Class D, 11.043% 20313	85	98
Fannie Mae, Series 2005-29, Class AK, 4.50% 2035	5,290	5,613
Fannie Mae, Series 2006-96, Class MO, principal only, 0% 2036	4,408	3,816
Fannie Mae, Series 2006-43, Class PX, 6.00% 2036	18,710	20,392
Fannie Mae, Series 2006-114, Class PD, 6.00% 2036	8,537	9,342
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036	5,908	6,533
Fannie Mae, Series 2006-123, Class BO, principal only, 0% 2037	10,258	8,913
Fannie Mae, Series 2007-114, Class A7, 0.543% 20373	12,500	12,340
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037	8,077	8,666
Fannie Mae, Series 2007-24, Class P, 6.00% 2037	9,070	9,825
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	262	293
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	238	260
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041	1,062	1,208
Freddie Mac 4.50% 2023	11,198	11,752
Freddie Mac 5.00% 2023	9,639	10,248
Freddie Mac 5.00% 2023	3,041	3,233
Freddie Mac 5.00% 2024	2,259	2,405
Freddie Mac 4.50% 2025	29,189	30,590
Freddie Mac 6.00% 2026	612	665
Freddie Mac 6.00% 2026	264	287
Freddie Mac 6.50% 2027	3,792	4,141
Freddie Mac 6.00% 2032	1,482	1,599
Freddie Mac 5.738% 20373	4,177	4,459
Freddie Mac 5.83% 20373	2,067	2,189
Freddie Mac 6.00% 2037	2,698	2,937
Freddie Mac 6.00% 2037	2,498	2,701
Freddie Mac 6.00% 2037	1,088	1,184
Freddie Mac 6.50% 2037	9,652	10,540
Freddie Mac 5.00% 2038	4	4
Freddie Mac 5.021% 20383	7,654	8,075
Freddie Mac 5.18% 20383	1,429	1,518
Freddie Mac 5.453% 20383	3,161	3,361
Freddie Mac 5.50% 2038	5,792	6,180
Freddie Mac 5.501% 20383	11,610	12,227
Freddie Mac 6.50% 2038	9,203	10,029
Freddie Mac 6.50% 2038	7,888	8,596
Freddie Mac 3.57% 20393	5,624	5,778
Freddie Mac 3.93% 20393	2,937	3,053
Freddie Mac 4.50% 2039	4,946	5,055
Freddie Mac 6.00% 2040	50,000	53,965
Freddie Mac, Series 2356, Class GD, 6.00% 2016	7,949	8,535
Freddie Mac, Series 1567, Class A, 0.775% 20233	61	61
Freddie Mac, Series 2626, Class NG, 3.50% 2023	1,076	1,109
Freddie Mac, Series T-041, Class 3-A, 7.50% 2032	469	532
Freddie Mac, Series 3061, Class PN, 5.50% 2035	11,798	12,944
Freddie Mac, Series 3171, Class MO, principal only, 0% 2036	8,737	7,479
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036	4,298	3,573
Freddie Mac, Series 3156, Class NG, 6.00% 2036	5,968	6,620
Freddie Mac, Series 3292, Class BO, principal only, 0% 2037	2,078	1,792
Freddie Mac, Series 3271, Class OA, 6.00% 2037	7,011	7,763
Government National Mortgage Assn. 4.00% 2040	37,416	37,273
Government National Mortgage Assn. 4.50% 2040	29,361	30,146
Government National Mortgage Assn. 4.50% 2040	14,912	15,310
Government National Mortgage Assn. 4.50% 2040	7,954	8,167
Government National Mortgage Assn. 4.50% 2040	5,025	5,172
Government National Mortgage Assn. 4.50% 2040	4,986	5,131
Government National Mortgage Assn. 5.00% 2040	18,500	19,553
FDIC Structured Sale Guaranteed Notes, Series 2010-L1A, Class A-1, 0% 20112	400	394
FDIC Structured Sale Guaranteed Notes, Series 2010-L2A, Class A, 3.00% 20192	6,193	6,216
		1,282,837

Commercial mortgage-backed securities4 — 2.54%
CS First Boston Mortgage Securities Corp., Series 2001-CK1, Class A-3, 6.38% 2035	4,252	4,305
CS First Boston Mortgage Securities Corp., Series 2003-CK2, Class A-4, 4.801% 2036	1,000	1,041
CS First Boston Mortgage Securities Corp., Series 2004-C2, Class E, 5.64% 20363	2,000	1,437
CS First Boston Mortgage Securities Corp., Series 2003-C5, Class G, 5.745% 20362,3	1,600	1,190
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036	7,265	7,556
CS First Boston Mortgage Securities Corp., Series 2003-C3, Class G, 4.617% 20382	2,000	1,594
CS First Boston Mortgage Securities Corp., Series 2005-C5, Class A-2, 5.10% 20383	2,985	2,997
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 20403	13,500	14,071
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C2, Class A-1, 4.326% 2034	5,223	5,287
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10, Class A-4, 4.529% 2037	8,500	8,604
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-M, 4.948% 20373	1,783	1,595
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.318% 20373	5,000	5,134
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1, Class A-1, 3.972% 2039	3,785	3,870
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C3, Class A-3, 4.545% 2042	5,000	5,067
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A-4B, 4.996% 20423	1,000	897
Fannie Mae, Series 2003-T1, Class B, 4.491% 2012	17,615	18,455
Fannie Mae, Series 2002-T11, Class B, 5.341% 2012	4,025	4,440
GMAC Commercial Mortgage Securities, Inc., Series 2001-C1, Class A-2, 6.465% 2034	17,066	17,425
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 20372	6,250	6,459
American Tower Trust I, Series 2007-1A, Class B, 5.537% 20372	1,000	1,049
American Tower Trust I, Series 2007-1A, Class C, 5.615% 20372	1,000	1,048
American Tower Trust I, Series 2007-1A, Class D, 5.957% 20372	7,500	7,848
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-4-1, 5.243% 20373	12,000	12,306
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class B, 6.758% 2033	2,000	2,032
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-3, 6.428% 2035	8,806	9,027
GE Capital Commercial Mortgage Corp., Series 2000-1, Class A-2, 6.496% 2033	7,818	7,937
GE Capital Commercial Mortgage Corp., Series 2002-3, Class A-1, 4.229% 2037	2,765	2,800
GS Mortgage Securities Corp. II, Series 2001-ROCK, Class A-2, 6.624% 20182	4,998	5,197
GS Mortgage Securities Corp. II, Series 2001-ROCK, Class C, 6.878% 20182	3,800	3,961
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class A-PB, 4.692% 2041	706	731
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-2, 5.242% 2044	3,129	3,148
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-4, 5.27% 20443	5,000	5,193
Hilton Hotel Pool Trust, Series 2000-HLTA, Class A-1, 7.055% 20152	759	770
Hilton Hotel Pool Trust, Series 2000-HLTA, Class C, 7.458% 20152	7,500	7,662
GE Commercial Mortgage Corp., Series 2004-C3, Class B, 5.234% 20393	2,000	1,420
GE Commercial Mortgage Corp., Series 2004-C2, Class B, 4.983% 2040	2,100	1,491
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.334% 20453	2,000	2,092
GE Commercial Mortgage Corp., Series 2005-C1, Class A-2, 4.353% 2048	1,823	1,827
Crown Castle Towers LLC, Series 2010-1, Class C, 4.523% 20352	6,000	6,154
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-C1, Class X, interest only, 0.653% 20312,3	18,491	423
Bear Stearns Commercial Mortgage Securities Inc., Series 2002-PBW1, Class A-1, 3.97% 2035	504	511
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-AB, 4.804% 2042	4,610	4,794
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class A-M, 5.874% 20453	6,500	5,713
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036	3,729	3,815
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-2, 5.208% 20423	2,000	2,087
Morgan Stanley Capital I Trust, Series 2006-IQ11, Class A-M, 5.773% 20423	1,000	876
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% (undated)3	3,000	2,879
Morgan Stanley Dean Witter Capital I Trust, Series 2001-PGMA, Class A-2, 0.899% 20162,3	1,000	993
Morgan Stanley Dean Witter Capital I Trust, Series 2003-TOP9, Class A-1, 3.98% 2036	1,780	1,790
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PWR13, Class A-1, 5.294% 2041	2,151	2,195
Government Lease Trust, Series 1999-GSA1, Class A-4, MBIA insured, 6.48% 20112	1,413	1,437
Merrill Lynch Mortgage Trust, Series 2005-MKB2, Class A-2, 4.806% 2042	1,269	1,268
LB-UBS Commercial Mortgage Trust, Series 2001-C7, Class A-3, 5.642% 2025	482	490
LB-UBS Commercial Mortgage Trust, Series 2002-C1, Class A-3, 6.226% 2026	35	35
		224,423

Collateralized mortgage-backed obligations (privately originated)4 — 0.38%
Compagnie de Financement Foncier 2.125% 20132	11,000	11,055
Thornburg Mortgage Securities Trust, Series 2006-5, Class A-1, 0.463% 20463	6,779	6,604
Bear Stearns ARM Trust, Series 2005-1, Class II-A-2, 3.113% 20353	4,810	3,953
GSR Mortgage Loan Trust, Series 2005-AR1, Class 2-A-1, 3.371% 20353	3,681	3,209
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.177% 20272,3	720	713
Structured Asset Securities Corp., Series 1998-RF1, Class A, 8.303% 20272,3	1,506	1,414
Structured Asset Securities Corp., Series 1999-RF1, Class A, 7.573% 20282,3	627	609
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032	377	370
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032	335	338
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033	504	509
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033	1,344	1,356
MASTR Alternative Loan Trust, Series 2005-3, Class 1-A-1, 5.50% 2035	2,468	2,268
Cendant Mortgage Capital LLC, Series 2003-2P, Class A-1, 5.457% 20192,3	829	829
Paine Webber CMO, Series O, Class 5, 9.50% 2019	125	144
		33,371

Other mortgage-backed securities4 — 0.43%
Bank of America 5.50% 20122	13,750	14,652
Nationwide Building Society, Series 2007-2, 5.50% 20122	6,750	7,249
Northern Rock PLC 5.625% 20172	5,735	5,845
Banco Bilbao Vizcaya Argentaria, SA 5.75% 20172	5,000	5,005
HBOS Treasury Services PLC 5.00% 20112	1,000	1,037
HBOS Treasury Services PLC 5.25% 20172	1,070	1,118
DEPFA ACS Bank 4.75% 2010	1,760	1,786
Royal Bank of Canada 3.125% 20152	1,000	1,017
		37,709

Total mortgage-backed obligations		1,578,340

FEDERAL AGENCY BONDS & NOTES — 7.52%
Fannie Mae 1.75% 2011	33,800	34,102
Fannie Mae 5.50% 2011	5,000	5,192
Fannie Mae 6.00% 2011	35,000	36,787
Fannie Mae 2.00% 2012	20,000	20,385
Fannie Mae 2.50% 2014	5,250	5,362
Fannie Mae 2.625% 2014	9,000	9,144
Fannie Mae 2.75% 2014	20,000	20,610
Fannie Mae 3.00% 2014	8,250	8,531
Freddie Mac 0.315% 20113	20,000	20,010
Freddie Mac 1.75% 2012	25,000	25,377
Freddie Mac 2.125% 2012	25,000	25,545
Freddie Mac 1.625% 2013	35,000	35,140
Freddie Mac 2.50% 2014	11,000	11,226
Federal Home Loan Bank 2.875% 2011	15,000	15,283
Federal Home Loan Bank 3.375% 2011	5,000	5,143
Federal Home Loan Bank 1.125% 2012	8,250	8,273
Federal Home Loan Bank 1.75% 2012	25,000	25,379
Federal Home Loan Bank 4.625% 2012	20,000	21,600
Federal Home Loan Bank 5.375% 2016	5,000	5,690
Federal Home Loan Bank 5.375% 2016	1,420	1,616
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 2.875% 2011	7,250	7,471
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 0.271% 20123	2,110	2,112
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 0.436% 20123	25,000	24,991
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 1.875% 2012	10,000	10,143
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 2.125% 2012	8,000	8,155
United States Government Agency-Guaranteed (FDIC insured), JPMorgan Chase & Co. 3.125% 2011	7,000	7,247
United States Government Agency-Guaranteed (FDIC insured), JPMorgan Chase & Co. 0.535% 20123	15,000	15,116
United States Government Agency-Guaranteed (FDIC insured), JPMorgan Chase & Co. 2.20% 2012	22,750	23,271
United States Government Agency-Guaranteed (FDIC insured), Morgan Stanley 3.25% 2011	7,000	7,253
United States Government Agency-Guaranteed (FDIC insured), Morgan Stanley 0.654% 20123	15,000	15,080
United States Government Agency-Guaranteed (FDIC insured), Morgan Stanley 2.25% 2012	15,000	15,317
United States Government Agency-Guaranteed (FDIC insured), Goldman Sachs Group, Inc. 0.457% 20123	20,000	20,068
United States Government Agency-Guaranteed (FDIC insured), Goldman Sachs Group, Inc. 3.25% 2012	15,500	16,106
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp. 2.375% 2012	27,000	27,705
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp., Series L, 3.125% 2012	7,000	7,288
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 1.625% 2011	2,035	2,047
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 3.00% 2011	7,250	7,489
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.125% 2012	10,000	10,205
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.25% 2012	10,500	10,740
Federal Agricultural Mortgage Corp. 4.875% 20112	17,750	18,248
Federal Agricultural Mortgage Corp. 5.125% 2011	1,500	1,558
Federal Agricultural Mortgage Corp. 5.50% 20112	4,665	4,897
Federal Agricultural Mortgage Corp. 5.125% 20172	1,070	1,162
United States Government Agency-Guaranteed (FDIC insured), State Street Corp. 1.85% 2011	15,000	15,162
United States Government Agency-Guaranteed (FDIC insured), PNC Funding Corp. 2.30% 2012	9,700	9,935
United States Government Agency-Guaranteed (FDIC insured), John Deere Capital Corp. 2.875% 2012	7,500	7,767
United States Government Agency-Guaranteed (FDIC insured), KeyBank NA 3.20% 2012	7,250	7,554
United States Government Agency-Guaranteed (FDIC insured), Wells Fargo & Co. 3.00% 2011	7,250	7,483
United States Government Agency-Guaranteed (FDIC insured), Sovereign Bancorp, Inc. 2.75% 2012	5,000	5,151
Federal Farm Credit Banks, Consolidated Systemwide Designated Bonds, 2.625% 2014	5,000	5,122
CoBank ACB 0.857% 20222,3	1,720	1,296
		663,534

BONDS & NOTES OF GOVERNMENTS & GOVERNMENT AGENCIES OUTSIDE THE U.S. — 3.77%
Europe Government Agency-Guaranteed, Dexia Credit Local 0.544% 20122,3	15,000	14,996
Europe Government Agency-Guaranteed, Dexia Credit Local 2.00% 20132	12,000	11,931
Europe Government Agency-Guaranteed, Dexia Credit Local 2.75% 20142	10,000	10,137
France Government Agency-Guaranteed, Société Finance 2.25% 20122	19,285	19,654
France Government Agency-Guaranteed, Société Finance 2.875% 20142	5,440	5,539
France Government Agency-Guaranteed, Société Finance 3.375% 20142	5,900	6,154
Australia and New Zealand Government Agency-Guaranteed, Australia and
New Zealand Banking Group Ltd. 0.541% 20122,3	20,000	20,073
Australia and New Zealand Government Agency-Guaranteed, Australia and
New Zealand Banking Group Ltd. 3.25% 20122	10,000	10,374
Province of Ontario, Series 1, 1.875% 2012	25,500	25,709
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 2.50% 20122	5,875	6,032
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 2.70% 20142	1,045	1,062
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 3.625% 20142	14,000	14,808
Corporación Andina de Fomento 6.875% 2012	20,000	21,652
Sweden Government Agency-Guaranteed, Swedbank AB 2.80% 20122	8,250	8,500
Sweden Government Agency-Guaranteed, Swedbank AB 2.90% 20132	10,000	10,324
United Kingdom Government Agency-Guaranteed, Lloyds TSB Bank PLC 2.80% 20122	18,000	18,425
Denmark Government Agency-Guaranteed, Danske Bank 0.834% 20122,3	7,500	7,507
Denmark Government Agency-Guaranteed, Danske Bank 2.50% 20122	10,000	10,223
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 2.50% 20122	11,250	11,470
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 3.45% 20142	730	763
Polish Government 5.00% 2015	8,000	8,483
Polish Government 6.375% 2019	2,825	3,091
KfW 4.00% 2020	10,000	10,287
Denmark Government Agency-Guaranteed, Danish Finance Co. 2.45% 20122	9,680	9,887
Netherlands Government Agency-Guaranteed, ING Bank NV 3.90% 20142	9,000	9,636
European Investment Bank 3.125% 2014	9,250	9,610
Nordic Investment Bank, Series D, 3.625% 2013	9,000	9,539
Austrian Government 2.00% 20122	8,250	8,363
Hungarian Government 6.25% 2020	8,000	7,986
Croatian Government 6.75% 20192	3,500	3,656
Croatian Government 6.75% 2019	2,000	2,089
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014	4,250	5,408
Asian Development Bank 2.75% 2014	5,100	5,211
United Mexican States Government Global 5.875% 2014	3,500	3,829
		332,408

ASSET-BACKED OBLIGATIONS4 — 2.04%
Honda Auto Receivables Owner Trust, Series 2007-2, Class A-3, 5.46% 2011	4	4
Honda Auto Receivables Owner Trust, Series 2006-3, Class A-4, 5.11% 2012	4,329	4,335
Honda Auto Receivables Owner Trust, Series 2007-1, Class A-4, 5.09% 2013	3,166	3,191
Honda Auto Receivables Owner Trust, Series 2007-2, Class A-4, 5.57% 2013	9,500	9,745
AmeriCredit Automobile Receivables Trust, Series 2006-R-M, Class A-2, MBIA insured, 5.42% 2011	600	604
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-3-A, MBIA insured, 5.42% 2012	740	745
AmeriCredit Automobile Receivables Trust, Series 2007-D-F, Class A-3-A, FSA insured, 5.49% 2012	558	559
AmeriCredit Automobile Receivables Trust, Series 2006-B-G, Class A-4, FGIC insured, 5.21% 2013	8,739	9,014
AmeriCredit Automobile Receivables Trust, Series 2006-A-F, Class A-4, FSA insured, 5.64% 2013	3,886	4,012
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-4-B, MBIA insured, 0.365% 20143	1,750	1,712
Chase Issuance Trust, Series 2008-4, Class A, 4.65% 2015	5,000	5,382
Chase Issuance Trust, Series 2006-8, Class A, 0.397% 20163	10,000	9,904
Massachusetts RRB Special Purpose Trust, Series 2005-1, Class A-4, 4.40% 2015	12,800	13,590
Long Beach Acceptance Auto Receivables Trust, Series 2006-B, Class A-4, FSA insured, 5.18% 2013	10,771	10,930
PSE&G Transition Funding II LLC, Series 2005-1, Class A-2, 4.34% 2014	9,566	9,835
John Deere Owner Trust, Series 2008, Class A-4, 4.89% 2015	9,250	9,640
AEP Texas Central Transitioning Funding II LLC, Secured Transition Bonds, Series A, Class A-2, 4.98% 2015	7,983	8,399
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-3, 4.14% 2012	1,558	1,567
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-2, 5.03% 2014	6,073	6,297
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-3, 4.35% 2014	6,561	6,551
MBNA Master Credit Card Trust II, Series 2000-H, Class A, 0.587% 20133	6,500	6,500
BA Credit Card Trust, Series 2006-6, Class A, 0.367% 20133	6,000	5,986
MBNA Credit Card Master Note Trust, Series 2004-1, Class B, 4.45% 2016	4,250	4,467
UPFC Auto Receivables Trust, Series 2007-A, Class A-3, MBIA insured, 5.53% 2013	1,884	1,918
UPFC Auto Receivables Trust, Series 2007-B, Class A-3, AMBAC insured, 6.15% 2014	2,414	2,499
Nissan Auto Lease Trust, Series 2008-A, Class A-3a, 5.14% 2011	4,202	4,231
Vanderbilt Mortgage and Finance, Inc., Series 2000-C, Class A-4, 7.905% 2026	1,275	1,309
Vanderbilt Mortgage and Finance, Inc., Series 2000-D, Class A-4, 7.715% 2027	2,199	2,247
Irwin Home Equity, Series 2006-1, Class 2-A2, AMBAC insured, 5.39% 20352,3	4,282	3,176
Prestige Auto Receivables Trust, Series 2006-1A, Class A-2, FSA insured, 5.25% 20132	3,006	3,108
CPS Auto Receivables Trust, Series 2005-C, Class A-2, FSA insured, 4.79% 20122	1,047	1,048
CPS Auto Receivables Trust, Series 2006-B, Class A-4, MBIA insured, 5.81% 20122	1,798	1,814
Countryplace Manufactured Housing Contract, Series 2005-1, Class A-2, AMBAC insured, 4.42% 20352,3	2,870	2,827
CenterPoint Energy Transition Bond Company III, LLC, Series 2008, Class A-1, 4.192% 2020	2,506	2,680
Triad Automobile Receivables Trust, Series 2006-A, Class A-4, AMBAC insured, 4.88% 2013	2,619	2,677
Residential Asset Securities Corp. Trust, Series 2001-KS3, Class A-I-6, 5.96% 2031	2,620	2,461
World Omni Auto Receivables Trust, Series 2010-A, Class A-4, 2.21% 2015	2,350	2,369
Chase Auto Owner Trust, Series 2006-B, Class A-4, 5.11% 2014	2,296	2,325
Spirit Master Funding LLC, Net-Lease Mortgage Notes, Series 2005-1, Class A-1, AMBAC insured, 5.05% 20232,5	3,066	2,300
FPL Recovery Funding LLC, Series 2007-A, Class A-1, 5.053% 2013	2,266	2,290
Origen Manufactured Housing Contract Trust, Series 2004-B, Class A-3, 4.75% 2021	1,283	1,285
Green Tree Financial Corp., Series 1997-6, Class A-7, 7.14% 2029	1,079	1,147
CWHEQ Revolving Home Equity Loan Trust, Series 2007-C, Class A, FGIC insured, 0.487% 20373	4,268	1,025
GS Auto Loan Trust, Series 2006-1, Class A-4, 5.60% 2014	516	518
Capital One Auto Finance Trust, Series 2007-B, Class A3A, MBIA insured, 5.03% 2012	486	488
Home Equity Mortgage Trust, Series 2006-5, Class A-1, 5.50% 20373	3,307	431
Saxon Asset Securities Trust, Series 2002-2, Class AF-5, 6.49% 20313	506	415
DaimlerChrysler Auto Trust, Series 2006-B, Class A-4, 5.38% 2011	260	261
West Penn Funding LLC, Transition Bonds, Series 2005-A, Class A-1, 4.46% 20102	83	83
		179,901

MUNICIPALS — 0.24%
State of Maryland, Howard Hughes Medical Institute, Taxable Bonds, 3.45% 2014	10,000	10,498
State of Illinois, General Obligation Bonds, Taxable Series of January 2010, 3.321% 2013	10,000	10,170
		20,668

Total bonds & notes (cost: $8,161,880,000)		8,400,692

Preferred securities — 0.18%	Shares

FINANCIALS — 0.15%
PNC Preferred Funding Trust III 8.70%2,3	7,700,000	7,846
Société Générale 5.922%2,3	5,485,000	4,349
Barclays Bank PLC 6.86%2,3	500,000	390
		12,585

U.S. GOVERNMENT AGENCY SECURITIES — 0.03%
US AgBank 6.11%2,3	4,000,000	2,840

Total preferred securities (cost: $11,986,000)		15,425

	Principal amount
Short-term securities — 5.93%	(000)

U.S. Treasury Bill 0.15% due 6/10/2010	158,700	158,693
Procter & Gamble International Funding S.C.A. 0.19%–0.23% due 6/4–7/8/20102	76,800	76,793
Federal Home Loan Bank 0.165% due 6/9/2010	66,000	65,997
General Electric Co. 0.19% due 6/1/2010	60,000	60,000
Straight-A Funding LLC 0.22% due 6/9/20102	48,200	48,198
Jupiter Securitization Co., LLC 0.32% due 6/15/20102	34,000	33,996
Freddie Mac 0.175%-0.33% due 7/12-9/15/2010	29,700	29,690
Fannie Mae 0.15%–0.42% due 6/1–12/1/2010	28,000	27,986
Hewlett-Packard Co. 0.23% due 6/22/20102	21,500	21,497

Total short-term securities (cost: $522,838,000)		522,850

Total investment securities (cost: $8,696,704,000)		8,938,967
Other assets less liabilities		(118,839)

Net assets		$8,820,128

1Index-linked bond whose principal amount moves with a government retail price index.

2Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,012,600,000, which represented 11.48% of the net assets of the fund.

3Coupon rate may change periodically.
4Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
5Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $2,300,000, which represented .03% of the net assets of the fund.

Valuation disclosures

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines its net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund’s board of trustees. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications — The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of May 31, 2010 (dollars in thousands):

Investment securities:	Level 1	Level 2	Level 3	Total
Bonds & notes:
U.S. Treasury bonds & notes	$—	$3,821,108	$—	$3,821,108
Corporate bonds & notes	—	1,804,733	—	1,804,733
Mortgage-backed obligations	—	1,578,340	—	1,578,340
Federal agency bonds & notes	—	663,534	—	663,534
Bonds & notes of governments &
government agencies outside the U.S.	—	332,408	—	332,408
Asset-backed obligations	—	177,601	2,300	179,901
Municipals	—	20,668	—	20,668
Preferred securities	—	15,425	—	15,425
Short-term securities	—	522,850	—	522,850
Total	$—	$8,936,667	$2,300	$8,938,967

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the nine months ended May 31, 2010 (dollars in thousands):

	Beginning value at 9/1/2009	Net sales	Net realized gain	Net unrealized appreciation	Net transfers out of Level 3*	Ending value at 5/31/2010
Investment securities	$20,464	$(4,715)	$5	$471	$(13,925)	$2,300

Net unrealized appreciation during the period on Level 3 investment securities held at May 31, 2010 (dollars in thousands):						$525

*Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$264,141
Gross unrealized depreciation on investment securities	(24,644)
Net unrealized appreciation on investment securities	239,497
Cost of investment securities for federal income tax purposes	8,699,470

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

MFGEFP-923-0710O-S25505

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

INTERMEDIATE BOND FUND OF AMERICA

By /s/ John H. Smet
John H. Smet, President and Principal Executive Officer

Date: July 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ John H. Smet
John H. Smet, President and Principal Executive Officer

Date: July 29, 2010

By /s/ M. Susan Gupton
M. Susan Gupton, Treasurer and Principal Financial Officer

Date: July 29, 2010